Risk Management and Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade accounts payable	$ 3,360	$ 4,538
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)	3,911
Trade accounts receivable	463
Trade accounts payable	3,360
Long-term debt with variable interest rates, net	27,663
Long-term loans and promissory note with non-variable interest rates, net	29,000
Fair Value [Member]
Cash and cash equivalents (including restricted cash)	3,911
Trade accounts receivable	463
Trade accounts payable	3,360
Long-term debt with variable interest rates, net	27,663
Long-term loans and promissory note with non-variable interest rates, net	$ 29,000